Income Taxes - Summary of Changes in Deferred Income Tax Assets (Liabilities) (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	₩ (5,198,946)	₩ (7,367,101)
Amounts recognized in profit or loss	10,026,566	2,366,869
Amount recognized in other comprehensive income (loss)	(354,903)	(203,450)	₩ 47,213
Amounts recognized directly in equity	4,555	4,736
Ending balance	4,477,272	(5,198,946)	(7,367,101)
Deferred income tax on temporary differences
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,962,698)	(8,400,772)
Amounts recognized in profit or loss	896,758	636,788
Amount recognized in other comprehensive income (loss)	(354,903)	(203,450)
Amounts recognized directly in equity	4,555	4,736
Ending balance	(7,416,288)	(7,962,698)	(8,400,772)
Employee benefits
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	558,383	689,787
Amounts recognized in profit or loss	(36,341)	(4,514)
Amount recognized in other comprehensive income (loss)	(322,489)	(126,890)
Amounts recognized directly in equity	0	0
Ending balance	199,553	558,383	689,787
Cash flow hedges
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(49,947)	15,587
Amounts recognized in profit or loss	(46,188)	(90,217)
Amount recognized in other comprehensive income (loss)	40,390	24,220
Amounts recognized directly in equity	405	463
Ending balance	(55,340)	(49,947)	15,587
Investments in subsidiaries, associates and joint ventures
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(8,721,320)	(8,668,015)
Amounts recognized in profit or loss	410,310	367
Amount recognized in other comprehensive income (loss)	(66,677)	(53,672)
Amounts recognized directly in equity	0	0
Ending balance	(8,377,687)	(8,721,320)	(8,668,015)
Property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(7,430,461)	(7,713,449)
Amounts recognized in profit or loss	(111,177)	282,988
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(7,541,638)	(7,430,461)	(7,713,449)
Finance lease
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(415,558)	(211,420)
Amounts recognized in profit or loss	9,919	(204,138)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(405,639)	(415,558)	(211,420)
Intangible Assets
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(31,481)	(31,166)
Amounts recognized in profit or loss	6,550	(315)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(24,931)	(31,481)	(31,166)
Financial assets at fair value through profit or loss
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	12	13
Amounts recognized in profit or loss	3,445	(1)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	3,457	12	13
Financial assets at fair value through other comprehensive income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	27,381	37,950
Amounts recognized in profit or loss	25,178	(816)
Amount recognized in other comprehensive income (loss)	(31,416)	(9,753)
Amounts recognized directly in equity	0	0
Ending balance	21,143	27,381	37,950
Deferred revenue
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	186,391	199,701
Amounts recognized in profit or loss	(16,411)	(13,310)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	169,980	186,391	199,701
Provisions
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	6,494,314	5,916,803
Amounts recognized in profit or loss	595,030	577,511
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	7,089,344	6,494,314	5,916,803
Doubtful receivables
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	801	0
Amounts recognized in profit or loss	1,673	801
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	2,474	801	0
Other financial liabilities
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	31,410	30,399
Amounts recognized in profit or loss	(14,142)	(3,262)
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	4,150	4,273
Ending balance	21,418	31,410	30,399
Gains or losses on foreign exchange translation
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	91,411	(11,635)
Amounts recognized in profit or loss	42,905	103,046
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	134,316	91,411	(11,635)
Allowance for doubtful accounts
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	64,264	56,129
Amounts recognized in profit or loss	(6,029)	8,135
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	58,235	64,264	56,129
Accrued income
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	10,002	8,944
Amounts recognized in profit or loss	6,612	1,058
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	16,614	10,002	8,944
Special deduction for property, plant and equipment
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	(224,127)	(226,351)
Amounts recognized in profit or loss	8,968	2,224
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	(215,159)	(224,127)	(226,351)
Others
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	1,445,827	1,505,951
Amounts recognized in profit or loss	16,456	(22,769)
Amount recognized in other comprehensive income (loss)	25,289	(37,355)
Amounts recognized directly in equity	0	0
Ending balance	1,487,572	1,445,827	1,505,951
Deferred income tax on unused tax losses and tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	2,763,752	1,033,671
Amounts recognized in profit or loss	9,129,808	1,730,081
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	11,893,560	2,763,752	1,033,671
Unused tax losses
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	2,559,877	893,074
Amounts recognized in profit or loss	9,102,228	1,666,803
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	11,662,105	2,559,877	893,074
Excess of donation limit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	69,185	35,181
Amounts recognized in profit or loss	11,861	34,004
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	81,046	69,185	35,181
Tax credit
Deferred tax expenses by origination and reversal of deferred assets and liabilities and temporary differences [Line Items]
Beginning balance	134,690	105,416
Amounts recognized in profit or loss	15,719	29,274
Amount recognized in other comprehensive income (loss)	0	0
Amounts recognized directly in equity	0	0
Ending balance	₩ 150,409	₩ 134,690	₩ 105,416